Other commitments and contingencies, concentrations and factors that may affect future operations (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Product Warranty Liability

The changes in product warranty liability for the years ended March 31, 2011 and 2012 are summarized as follows:

	Yen in millions
	March 31
	2011	2012
Balance at beginning of year	¥85	¥959
Addition	928	643
Utilization	(61)	(620)
Foreign exchange impact	7	(11)

Balance at end of year	¥959	¥971